BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions, by Acquisition	The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the period ended December 31, 2020:

Recapitalization
Cash - VectoIQ's trust and cash (net of redemptions)	$238,358
Cash - PIPE	525,000
Less: transaction costs and advisory fees paid	(51,210)
Less: VectoIQ loan payoff in conjunction with close	(422)
Less: M&M Residual redemption	(70,000)
Less: Nimbus repurchase	(25,000)
Net Business Combination and PIPE financing	616,726
Less: non-cash net liabilities assumed from VectoIQ	(21,919)
Less: accrued transaction costs and advisory fees	(285)
Net contributions from Business Combination and PIPE financing	$594,522
The number of shares of common stock issued immediately following the consummation of the Business Combination were as follows:

Number of Shares
Common stock, outstanding prior to Business Combination	22,986,574
Less: redemption of VectoIQ shares	(2,702)
Common stock of VectoIQ	22,983,872
VectoIQ Founder Shares	6,640,000
Shares issued in PIPE	52,500,000
Less: M&M Residual redemption	(7,000,000)
Less: Nimbus repurchase	(2,850,930)
Business Combination and PIPE financing shares	72,272,942
Legacy Nikola shares (1)	288,631,536
Total shares of common stock immediately after Business Combination	360,904,478

(1) The number of Legacy Nikola shares was determined from the 151,831,441 shares of Legacy Nikola common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio. All fractional shares were rounded down
Total consideration for the acquisition of Romeo is summarized as follows:

Purchase consideration
Fair value of Nikola common stock issued to Romeo stockholders(1)	$67,535
Settlement of pre-existing relationships in the form of loan forgiveness(2)	27,923
Settlement of pre-existing relationships in the form of accounts payable	(18,216)
Fair value of outstanding stock compensation awards attributable to pre-acquisition services(3)	1,345
Total purchase consideration	$78,587
(1)Represents the acquisition date fair value of 22.1 million shares of Nikola common stock issued to Romeo stockholders, based on the Romeo Exchange Ratio for each outstanding share of Romeo Common Stock, at the October 14, 2022 closing price of $3.06 per share.
(2)The Company entered into an Agreement and Plan of Merger and Reorganization dated July 30, 2022 (the "Merger Agreement") with Romeo. Concurrently with the execution of the Merger Agreement, Romeo entered into a loan agreement (the "Loan Agreement") with the Company as the lender. The Loan Agreement provided for a facility in an aggregate principal amount of up to $30.0 million (subject to certain incremental increases of up to $20.0 million), which were available for drawing subject to certain terms and conditions set forth in the Loan Agreement. Interest was payable on borrowings under the facility at daily the secured overnight financing rate ("SOFR") plus 8.00%. Upon closing, the loan and related accrued interest were forgiven and considered part of the purchase price. As of acquisition close, Romeo had drawn $12.5 million on the loan and accrued $0.1 million in interest.
Additionally, as part of the Loan Agreement entered into with Romeo, the Company agreed to a short-term battery price increase. Through the acquisition close, the Company recorded $15.3 million in prepaid expenses and other current assets on the consolidated balance sheets related to the incremental pack price increase, which was considered part of the purchase consideration upon close.
(3)Represents the portion of the fair value of the replacement awards related to services provided prior to the acquisition. The remaining portion of the fair value is associated with future service and will be recognized as expense over the future service period. Refer to Note 11, Stock-Based Compensation.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Assets acquired
Cash and cash equivalents	$5,365
Accounts receivable, net	871
Inventory	26,079
Prepaid expenses and other current assets	2,572
Restricted cash and cash equivalents	1,500
Property, plant and equipment, net	16,802
Investment in affiliates	10,000
Prepayment - long term supply agreement	44,835
Other assets	30,926
Total assets acquired	$138,950

Liabilities assumed
Accounts payable	$20,214
Accrued expenses and other current liabilities	8,554
Debt and finance lease liabilities, current	1,525
Long-term debt and finance lease liabilities, net of current portion	1,611
Operating lease liabilities	22,187
Warrant liability	11
Other long-term liabilities	7,711
Total liabilities assumed	61,813
Net assets acquired	77,137
Goodwill	1,450
Total consideration transferred	$78,587

Business Acquisition, Pro Forma Information	The following unaudited supplemental pro forma combined financial information presents the Company’s results of operations for the years ended December 31, 2022 and 2021 as if the acquisition of Romeo had occurred on January 1, 2021. The pro forma financial information is presented for comparative purposes only and is not necessarily indicative of the
Company’s operating results that may have actually occurred had the Romeo Acquisition been completed on January 1, 2021. In addition, the unaudited pro forma financial information does not give effect to any potential cost savings, operating efficiencies or other synergies that may be associated with the acquisition, or any estimated costs that have been or will be incurred by the Company to integrate the assets and operations of Romeo.

	For the year ended December 31,
	2022	2021
Total revenues	$55,985	$6,621
Net loss	(963,939)	(699,928)
Net loss attributable to common shareholders	(963,939)	(699,928)
Net loss per share attributable to common shareholders:
Basic	$(2.10)	$(1.66)
Diluted	$(2.10)	$(1.67)